IMPAIRMENT OF ASSETS - CGUs (Details)	Dec. 31, 2027	Dec. 31, 2023	Dec. 31, 2022
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets			1.00%
EBTIDA Margin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets			1.00%
EBTIDA Margin [Member] | Top of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
CGUs	6.00%
EBTIDA Margin [Member] | Bottom of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
CGUs		(1.40%)
Revenue multiple, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets			1.00%